WARRANTS (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (USD $)	6 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Nov. 19, 2013 Ruby Development Company [Member] Minimum [Member]	Dec. 31, 2013 Ruby Development Company [Member] Minimum [Member]	Nov. 19, 2013 Ruby Development Company [Member] Minimum [Member]	Nov. 19, 2013 Ruby Development Company [Member] Maximum [Member]	Dec. 31, 2013 Ruby Development Company [Member] Maximum [Member]	Nov. 19, 2013 Ruby Development Company [Member] Maximum [Member]	Nov. 19, 2013 Ruby Development Company [Member]	Mar. 06, 2012 Ruby Development Company [Member]	Dec. 31, 2013 Ruby Development Company [Member]	Nov. 19, 2013 Ruby Development Company [Member]	Mar. 06, 2012 Ruby Development Company [Member]	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock Price on Measurement Date											$ 0.044	$ 0.044	$ 0.095
Exercise Price of Warrants				$ 0.02	$ 0.02		$ 0.09	$ 0.09				$ 0.04	$ 0.09
Term of Warrants (years)	50 years	50 years	2 years 43 days	2 years 43 days		3 years 109 days	3 years 109 days		5 years 43 days	5 years	5 years 43 days
Computed Volatility									144.00%	155.00%	144.00%			158.00%	158.00%	165.00%	165.00%
Annual Dividends									0.00%	0.00%	0.00%
Discount Rate	9.90%	9.90%							0.58%	0.83%	0.58%